Consolidated Statements of Financial Position - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Statement of financial position [abstract]
Cash and cash equivalents	$ 491.8	$ 202.3
Trade and other receivables	656.3	655.0
Income taxes and investment tax credits receivable	60.8	43.9
Other financial assets	106.6	122.6
Inventories	2,155.6	2,290.1
Other current assets	57.7	66.7
Total current assets	3,528.8	3,380.6
Investment tax credits receivable	19.0	21.5
Other financial assets	49.6	69.3
Property, plant and equipment	2,004.3	1,810.4
Intangible assets	665.1	741.3
Right-of-use assets	169.7	180.3
Deferred income taxes	337.5	257.9
Other non-current assets	1.5	3.3
Total non-current assets	3,246.7	3,084.0
Total assets	6,775.5	6,464.6
Bank overdrafts	0.0	29.0
Trade payables and accruals	1,450.4	1,548.2
Provisions	766.7	544.7
Other financial liabilities	45.8	90.7
Income tax payable	47.9	81.3
Deferred revenues	89.9	85.3
Current portion of long-term debt	58.1	59.4
Current portion of lease liabilities	46.3	44.7
Total current liabilities	2,505.1	2,483.3
Long-term debt	2,705.0	2,730.8
Lease liabilities	142.0	152.2
Provisions	148.5	120.5
Other financial liabilities	65.1	59.8
Deferred revenues	113.2	141.5
Employee future benefit liabilities	156.3	158.0
Deferred income taxes	105.9	58.9
Other non-current liabilities	20.5	19.5
Total non-current liabilities	3,456.5	3,441.2
Total liabilities	5,961.6	5,924.5
Equity	813.9	540.1
Total liabilities and equity	$ 6,775.5	$ 6,464.6